Sohu.com Limited Shareholders' Equity	12 Months Ended
Dec. 31, 2024
SOHU.COM LIMITED SHAREHOLDERS' EQUITY [Abstract]
Sohu.com Limited Shareholders' Equity
18.	SOHU.COM LIMITED SHAREHOLDERS’ EQUITY
Summary of the Company’s outstanding shares (in thousands):

	Number of Outstanding Shares As of December 31,
	2022	2023	2024
Balance, beginning of year	38,221	33,737	33,048
Issuances:	25	7	137
Repurchases:	(4,509)	(696)	(3,120)

Balance, end of year	33,737	33,048	30,065

Treasury Stock
Treasury stock consists of the Company’s ordinary shares, including ordinary shares represented by ADSs, repurchased by the Company or that it is obligated to repurchase as of the reporting date. Ordinary shares included in treasury stock are no longer deemed to be outstanding. Treasury stock is accounted for under the cost method.
On November 13, 2021, the Sohu Board authorized a share repurchase program of up to $100 million of outstanding ADSs over a
12-month
period from November 13, 2021 to November 12, 2022. As of
the expiration of the program
, Sohu had completed the share repurchase program, pursuant to which it repurchased 5,637,875 ADSs, representing 5,637,875 ordinary shares, at an aggregate cost of approximately $100 million. The repurchased shares were recorded at their historical cost of $100 million and were cancelled in September 2022. The cancellation was accounted for by recognizing a decrease of $5,638 in paid-in
capital and a decrease of $100 million in additional
paid-in
capital in the Sohu Group’s consolidated balance sheets.
On November 11, 2023, the Sohu Board authorized a share repurchase program of up to $80 million of outstanding ADSs over a
24-month
period from November 11, 2023 to November 10, 2025
. On
March 2, 2024, the Sohu Board authorized an increase in the size of the share repurchase program from up to $80 million to up to $150 million of outstanding ADSs. On November 9, 2024, the Sohu Board authorized extension of the end of the
share repurchase program period from November 1
0
, 2025 to November 10, 2026. As of December 31, 2024, Sohu had repurchased 3,815,361 ADSs under the share repurchase program at an aggregate cost of approximately $47.4 million. The 3,470,361 repurchased shares were recorded at their historical cost of $42.8 million and were cancelled in November 2024. The cancellation was accounted for by recognizing a decrease of $3,470 in paid-in
capital and a decrease of $42.8 million in additional
paid-in
capital in the Sohu Group’s consolidated balance sheets.
Share Incentive Plans
Sohu and Changyou have incentive plans, for the granting of share-based awards, including options and restricted share units, to their directors, management and other key employees.
1) Sohu.com Limited Share-based Awards
Sohu’s 2018 Share Incentive Plan
On July 2, 2010, Sohu.com Inc.’s shareholders adopted the 2010 Stock Incentive Plan, which provided for the issuance of up to
1,500,000 shares of Sohu.com Inc.’s common stock, including stock issued pursuant to the vesting and settlement of restricted stock units and pursuant to the exercise of stock options. The maximum term of any share-based award granted under the Sohu 2010 Stock Incentive Plan wa
s 10 years from the grant date.
On April 2, 2018, Sohu.com Limited adopted the Sohu 2018 Share Incentive Plan, which provides for the issuance of up 1,148,565 ordinary shares of Sohu.com Limited. The Sohu 2018 Share Incentive Plan will expire in
April 2028
.
Upon the dissolution of Sohu.com Inc. on May 31, 2018, Sohu.com Limited assumed all then existing obligations of Sohu.com Inc. with respect to equity incentive awards that had been granted under the Sohu 2010 Stock Incentive Plan and then remained outstanding, and such awards were converted into the right to receive upon exercise or settlement Sohu.com Limited’s ordinary shares under the Sohu 2018 Share Incentive Plan rather than shares of the common stock of Sohu.com Inc., subject to the other terms of such outstanding awards.
As of December 31, 2024, 217,979 shares were available for grant under the Sohu 2018 Share Incentive Plan.
Summary of Share Option Activity
In February 2015, May 2016, September 2017 and November 2017, the Sohu Board approved contractual grants to members of the Company’s management and key employees of options for the purchase of an aggregate of 1,068,000, 13,000, 32,000 and 6,000 shares of common stock of Sohu.com Inc., respectively, under the Sohu 2010 Stock Incentive Plan, with nominal exercise prices of $0.001, all of which were converted, on May 31, 2018, into the right to receive upon exercise Sohu.com Limited’s ordinary shares under the Sohu 2018 Share Incentive Plan. In February 2019, July 2019, September 2020, and September 2021, the Sohu Board approved contractual grants to members of the Company’s management and key employees of options for the purchase of an aggregate of 20,000, 477,500, 34,000, and 5,000 ordinary shares of Sohu.com Limited, respectively, under the Sohu 2018 Share Incentive Plan, with nominal exercise prices of $0.001. These share options vest and become exercisable in four equal installments over a period of four years, with each installment vesting upon the satisfaction of a service period requirement and certain subjective performance targets. These share options are substantially similar to restricted share units except for the nominal exercise price, which would be zero for restricted share units.

Under
ASC
718-10-25
and
ASC
718-10-55
, no grant date can be established for these options until a mutual understanding is reached between the Company and the recipients clarifying the subjective performance requirements. If the service inception date preceded the grant date, compensation expense should be accrued beginning on the service inception date, and re-measured
on each subsequent reporting date before the grant date is established, based on the then-current fair value of the awards. To determine the fair value of these options, the public market price of the underlying shares at each reporting date is used and a binomial valuation model is applied.
As of December 31, 2024, 1,152,801 of these options had been granted and had become vested on their respective vesting dates, as a mutual understanding of the subjective performance targets was reached between the Company and the recipients, the targets had been satisfied, and the service period requirements had been fulfilled. The cumulative share-based compensation expense for these granted options has been adjusted and fixed based on their aggregate fair values, at their respective grant dates, of $31.7 million.
A summary of option activity under the Sohu 2018 Share Incentive Plan as of and for the year ended December 31, 2024 is presented below:

			Weighted
	Number	Weighted	Average	Aggregate
	Of	Average	Remaining	Intrinsic
	Shares	Exercise	Contractual	Value (1)
Options	(in thousands)	Price	Life (Years)	(in thousands)
Outstanding as of January 1, 2024	454	$0.001		$
Granted	10	0.001
Exercised	(137)	0.001
Forfeited or expired	0

Outstanding as of December 31, 2024	327	0.001	4.64	4,316

Vested as of December 31, 2024	327	0.001	4.64	4,316

Exercisable as of December 31, 2024	327	0.001	4.64	4,316

Note (1): The aggregated intrinsic value in the preceding table represents the difference between Sohu’s closing ADS price of $13.18 on December 31, 2024 and the nominal exercise price of the options.
For the years ended December 31, 2024, 2023 and 2022, total share-based compensation expense recognized for these options was $73,000
, $
0.1 million and $0.7
million, respectively. For the years ended December 31, 2024, 2023 and 2022, the total fair value of these Sohu options vested on their respective vesting dates w as
$
0.2 million, $1.2 million and $1.8 million, respectively. For the years ended December 31, 2024, 2023 and 2022, the total intrinsic value of options exercised was $1.8 million, $0.1 million and $0.5 million, respectively.
2) Changyou.com Limited Share-based Awards
Changyou 2014 Share Incentive Plan
On June 27, 2014, Changyou reserved 2,000,000
of its Class A ordinary shares under the Changyou 2014 Share Incentive Plan for the purpose of making share incentive awards to certain members of its management and key employees. On November 2, 2014, Changyou’s board of directors (the “Changyou Board”) approved an increase in the number of Class A ordinary shares reserved under the Changyou 2014 Share Incentive Plan from
2,000,000 to 6,000,000.
The maximum term of any share right granted under the Changyou 2014 Share Incentive Plan is
 10 years
from the grant date. The Changyou 2014 Share Incentive Plan expired in June 2024 and is no longer available for granting new share-based awards.

As a result of the Changyou Plans’ Modification, share-based compensation expense is accrued over the service period based on the fixed price of $
5.39
per Changyou Class A ordinary share. No subsequent fair value re-measurement will be made, given that the award is an obligation based on a fixed amount of $
5.39
per Changyou Class A ordinary share. The accounting treatment related to the Changyou Plans’ Modification is discussed in Note 2 – Summary of Significant Accounting Policies.
As of December 31, 2024,
3,023,000

of the share options granted under the Changyou 2014 Share Incentive Plan had vested and were outstanding. None of these vested share options will be exercisable, but can only be repurchased by Changyou at a fixed price of $
5.39
per Changyou Class A ordinary share underlying such vested share options upon termination of the option holders’ employment or upon approval of the Chairman of the Sohu Board.
For the years ended December 31, 2024, 2023 and 2022, total share-based compensation expense recognized for share options under the Changyou 2014 Share Incentive Plan was nil, $0.1 million and $2.0 million, respectively. For the years ended December 31, 2024, 2023 and 2022, the total fair values of these Changyou share options vested on their respective vesting dates were nil, $3.5 million and $4.1 million, respectively.
Changyou 2019 Share Incentive Plan
On August 3, 2019, Changyou adopted and reserved for issuance 3,000,000
Class A ordinary shares of Changyou under the Changyou 2019 Share Incentive Plan. On August 26, 2019, the Changyou Board approved the grant, effective as of October 1, 2019, to certain members of Changyou’s management and certain other employees of options for the purchase of an aggregate of
1,909,000 Class A ordinary shares at an exercise price of $0.01. On February 2, 2021, the Sohu Board approved the grant, effective for vesting commencement purposes as of February 2, 2021, to certain members of Changyou’s management and certain other employees of options for the purchase of an aggregate of 600,000 Class A ordinary shares at an exercise price of $0.01. On November 9, 2024, the Sohu Board approved the grant, effective for vesting commencement purposes as of November 9, 2024, to certain employees of Changyou of options for the purchase of an aggregate of 690,600 Class A ordinary shares at an exercise price of $0.01. These Changyou share options vest in four equal installments over a period of four years, with each installment vesting upon satisfaction of a service period requirement and the achievement of certain subjective performance targets. After the completion of the Changyou Merger, the Sohu Board approved the Changyou Plans’ Modification, pursuant to which, among other things, none of the share options granted under the Changyou 2019 Share Incentive Plan will be exercisable, but can only be repurchased by Changyou following vesting at a fixed price of $5.39 per Changyou Class A ordinary share underlying such vested share options upon termination of the option holders’ employment or upon approval of the Chairman of the Sohu Board. As a result of the Changyou Plans’ Modification, share-based compensation expense will be accrued over the service period based on a fixed price of $5.39 per Changyou Class A ordinary share. No subsequent fair value re-measurement
will be made, given that the awards are obligations based on a fixed amount of $5.39 per Changyou Class A ordinary share.
Under
ASC
718-10-25
and
ASC
718-10-55
, no grant date can be established until a mutual understanding is reached between the Company and the recipients clarifying the subjective performance requirements. If the service inception date preceded the grant date, compensation expense should be accrued beginning on the service inception date, and re-measured
on each subsequent reporting date before the grant date is established, based on the then-current fair value of the awards.
As of December 31, 2024, 2,147,572
of the share options granted under the Changyou 2019 Share Incentive Plan had vested and were outstanding. The cumulative share-based compensation expense of $
0.1 million for the granted share options was adjusted and fixed based on a price of $5.39 per Changyou Class A ordinary share after the Changyou Plans’ Modification. For the years ended December 31, 2024, 2023 and 2022, total share-based compensation expense recognized for share options under the Changyou 2019 Share Incentive Plan was negative $
0.1 million, $0.5 million and $2.2
million, respectively. For the years ended December 31, 2024, 2023 and 2022, the total fair value of these Changyou share options vested on their respective vesting dates was $
0.1 million, $3.0 million and $3.4 million, respectively.